Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Details 2) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Oct. 16, 2013
Condensed Consolidating Statement of Operations
REVENUES	$ 5,380,526,000	$ 3,975,935,000	$ 2,743,445,000	$ 1,593,937,000	$ 1,385,957,000	$ 1,617,613,000	$ 1,338,208,000	$ 1,135,510,000	$ 326,436,000	$ 9,029,140,000	$ 2,979,894,000	$ 9,699,274,000	$ 4,417,767,000	$ 1,310,473,000
COST OF SALES	5,179,465,000	3,764,744,000	2,576,029,000	1,488,850,000	1,303,076,000	1,481,890,000	1,204,545,000	1,053,690,000	298,985,000	8,713,518,000	2,791,926,000	9,132,699,000	4,039,110,000	1,217,023,000
OPERATING COSTS AND EXPENSES:
Operating	101,553,000			55,769,000						169,421,000	104,814,000	259,396,000	169,799,000	47,300,000
General and administrative	41,639,000			14,312,000						69,512,000	32,766,000	79,860,000	52,698,000	16,009,000
Depreciation and amortization	50,099,000			25,061,000						89,474,000	47,785,000	120,754,000	68,853,000	15,111,000
Operating Income (Loss)	7,770,000			9,945,000						(12,785,000)	2,603,000	106,565,000	87,307,000	15,030,000
OTHER INCOME (EXPENSE):
Earnings from unconsolidated entities	3,697,000									6,262,000		1,898,000
Interest expense	(28,651,000)			(11,060,000)						(49,145,000)	(21,682,000)	(58,854,000)	(32,994,000)	(7,620,000)
Loss on early extinguishment of debt													(5,769,000)
Other, net	(617,000)			419,000						(1,008,000)	469,000	86,000	1,521,000	1,055,000
Loss before Income Taxes	(17,801,000)			(696,000)						(56,676,000)	(18,610,000)	49,695,000	50,065,000	8,465,000
INCOME TAX PROVISION	1,922,000			(236,000)						887,000	170,000	(937,000)	(1,875,000)	(601,000)
Net Loss	(15,879,000)	43,146,000	24,052,000	(932,000)	(17,508,000)	22,341,000	40,477,000	10,082,000	(24,710,000)	(55,789,000)	(18,440,000)	48,758,000	48,190,000	7,864,000
NET INCOME ALLOCATED TO GENERAL PARTNER	(11,056,000)			(2,451,000)						(20,437,000)	(4,139,000)	(14,148,000)	(2,917,000)	(8,000)
NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(3,345,000)			(9,000)						(3,410,000)	(134,000)	(1,103,000)	(250,000)	12,000
NET LOSS ALLOCATED TO LIMITED PARTNERS	(30,280,000)			(3,392,000)						(79,636,000)	(22,713,000)	33,507,000	45,023,000	7,868,000
Unsecured Notes
OTHER INCOME (EXPENSE):
Debt issued															450,000,000
Fixed interest rate (as a percent)															6.875%
NGL Energy Partners LP (Parent) | Unsecured Notes
OTHER INCOME (EXPENSE):
Debt issued		450,000,000										450,000,000
Fixed interest rate (as a percent)		6.875%										6.875%
Reportable Entity | NGL Energy Partners LP (Parent)
OTHER INCOME (EXPENSE):
Interest expense	(4,067,000)			(4,179,000)						(8,313,000)	(8,368,000)	(16,818,000)	(13,041,000)
Loss before Income Taxes	(4,067,000)			(4,179,000)						(8,313,000)	(8,368,000)	(16,818,000)	(13,041,000)
EQUITY IN NET INCOME (LOSS) OF CONSOLIDATED SUBSIDIARIES	(15,157,000)			3,238,000						(50,886,000)	(10,206,000)	64,473,000	60,981,000	7,876,000
Net Loss	(19,224,000)			(941,000)						(59,199,000)	(18,574,000)	47,655,000	47,940,000	7,876,000
NET LOSS ALLOCATED TO LIMITED PARTNERS	(19,224,000)			(941,000)						(59,199,000)	(18,574,000)	47,655,000	47,940,000	7,876,000
Reportable Entity | NGL Energy Finance Corp
OTHER INCOME (EXPENSE):
Interest expense	(13,134,000)									(21,280,000)		(15,000,000)
Loss before Income Taxes	(13,134,000)									(21,280,000)		(15,000,000)
Net Loss	(13,134,000)									(21,280,000)		(15,000,000)
NET LOSS ALLOCATED TO LIMITED PARTNERS	(13,134,000)									(21,280,000)		(15,000,000)
Reportable Entity | Guarantor Subsidiaries
Condensed Consolidating Statement of Operations
REVENUES	5,325,186,000			1,546,226,000						8,952,772,000	2,914,531,000	9,560,124,000	4,409,198,000	1,310,473,000
COST OF SALES	5,161,935,000			1,445,442,000						8,676,881,000	2,735,890,000	9,011,011,000	4,038,251,000	1,217,248,000
OPERATING COSTS AND EXPENSES:
Operating	84,300,000			52,979,000						150,919,000	99,710,000	253,214,000	164,944,000	47,162,000
General and administrative	36,360,000			14,089,000						64,124,000	32,297,000	77,756,000	52,461,000	15,823,000
Depreciation and amortization	38,999,000			23,970,000						77,545,000	46,000,000	117,573,000	66,916,000	14,964,000
Operating Income (Loss)	3,592,000			9,746,000						(16,697,000)	634,000	100,570,000	86,626,000	15,276,000
OTHER INCOME (EXPENSE):
Earnings from unconsolidated entities	2,310,000									4,875,000		1,898,000
Interest expense	(9,956,000)			(6,880,000)						(18,058,000)	(13,309,000)	(27,031,000)	(19,951,000)	(7,619,000)
Loss on early extinguishment of debt													(5,769,000)
Other, net	(524,000)			528,000						(1,056,000)	627,000	202,000	1,666,000	1,100,000
Loss before Income Taxes	(4,578,000)			3,394,000						(30,936,000)	(12,048,000)	75,639,000	62,572,000	8,757,000
INCOME TAX PROVISION	1,951,000			(236,000)						993,000	170,000	(937,000)	(1,875,000)	(601,000)
EQUITY IN NET INCOME (LOSS) OF CONSOLIDATED SUBSIDIARIES	604,000			80,000						337,000	1,672,000	4,771,000	284,000	(280,000)
Net Loss	(2,023,000)			3,238,000						(29,606,000)	(10,206,000)	79,473,000	60,981,000	7,876,000
NET LOSS ALLOCATED TO LIMITED PARTNERS	(2,023,000)			3,238,000						(29,606,000)	(10,206,000)	79,473,000	60,981,000	7,876,000
Reportable Entity | Non-Guarantor Subsidiaries
Condensed Consolidating Statement of Operations
REVENUES	55,364,000			47,735,000						76,421,000	65,421,000	139,519,000	8,878,000	225,000
COST OF SALES	17,554,000			43,432,000						36,690,000	56,094,000	122,057,000	1,168,000
OPERATING COSTS AND EXPENSES:
Operating	17,253,000			2,790,000						18,502,000	5,104,000	6,182,000	4,855,000	138,000
General and administrative	5,279,000			223,000						5,388,000	469,000	2,104,000	237,000	186,000
Depreciation and amortization	11,100,000			1,091,000						11,929,000	1,785,000	3,181,000	1,937,000	147,000
Operating Income (Loss)	4,178,000			199,000						3,912,000	1,969,000	5,995,000	681,000	(246,000)
OTHER INCOME (EXPENSE):
Earnings from unconsolidated entities	1,387,000									1,387,000
Interest expense	(1,506,000)			(13,000)						(1,517,000)	(28,000)	(51,000)	(48,000)	(46,000)
Other, net	(81,000)			(97,000)						71,000	(135,000)	(70,000)	(99,000)
Loss before Income Taxes	3,978,000			89,000						3,853,000	1,806,000	5,874,000	534,000	(292,000)
INCOME TAX PROVISION	(29,000)									(106,000)
Net Loss	3,949,000			89,000						3,747,000	1,806,000	5,874,000	534,000	(292,000)
NET LOSS ALLOCATED TO LIMITED PARTNERS	3,949,000			89,000						3,747,000	1,806,000	5,874,000	534,000	(292,000)
Consolidating Adjustments
Condensed Consolidating Statement of Operations
REVENUES	(24,000)			(24,000)						(53,000)	(58,000)	(369,000)	(309,000)	(225,000)
COST OF SALES	(24,000)			(24,000)						(53,000)	(58,000)	(369,000)	(309,000)	(225,000)
OTHER INCOME (EXPENSE):
Interest expense	12,000			12,000						23,000	23,000	46,000	46,000	45,000
Other, net	(12,000)			(12,000)						(23,000)	(23,000)	(46,000)	(46,000)	(45,000)
EQUITY IN NET INCOME (LOSS) OF CONSOLIDATED SUBSIDIARIES	14,553,000			(3,318,000)						50,549,000	8,534,000	(69,244,000)	(61,265,000)	(7,596,000)
Net Loss	14,553,000			(3,318,000)						50,549,000	8,534,000	(69,244,000)	(61,265,000)	(7,596,000)
NET INCOME ALLOCATED TO GENERAL PARTNER	(11,056,000)			(2,451,000)						(20,437,000)	(4,139,000)	(14,148,000)	(2,917,000)	(8,000)
NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(3,345,000)			(9,000)						(3,410,000)	(134,000)	(1,103,000)	(250,000)	12,000
NET LOSS ALLOCATED TO LIMITED PARTNERS	$ 152,000			$ (5,778,000)						$ 26,702,000	$ 4,261,000	$ (84,495,000)	$ (64,432,000)	$ (7,592,000)